Accounts Payable Related to Concessions (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable Related To Concessions
Changes in accounts payable related to concessions

					Discount	Annual
	Company	Grant	Signature	Closing	rate	Adjustment	12.31.2021	12.31.2020
HPP Mauá	Copel GeT	06.29.2007	07.03.2007	05.2047	5.65% p.y.	IPCA	20,495	17,213
HPP Colider	Copel GeT	12.29.2010	01.17.2011	01.2046	7.74% p.y.	IPCA	27,376	25,075
HPP Baixo Iguaçu	Copel GeT	07.19.2012	08.20.2012	01.2047	7.74% p.y.	IPCA	8,595	7,841
HPP Guaricana	Copel GeT	03.03.2020	03.03.2020	03.2025	7.74% p.y.	IPCA	2,894	3,299
HPP Fundão e HPP Santa Clara	Elejor	10.23.2001	10.25.2001	05.2037	11.00% p.y.	IGPM	844,599	678,436
							903,959	731,864
						Current	104,963	88,951
						Noncurrent	798,996	642,913
Discount rate applied to calculate present value
Real and net discount rate, compatible with the estimated long-term rate, not being linked to the expectation of return from the project.
Payment to the federal government
Monthly installments equivalent to 1/12 of the annual payment restated, as defined in the concession agreement.

27.1	Changes in accounts payable related to concessions

Balance as of January 1, 2020	612,587
Additions	3,682
Adjust to present value	(1,112)
Monetary variations	191,638
Payments	(74,931)
Balance as of December 31, 2020	731,864
Additions	65,269
Adjustment to present value	78,203
Monetary variations	117,053
Payments	(88,430)
Balance as of December 31, 2021	903,959

Changes in accounts payable related to concessions

27.1	Changes in accounts payable related to concessions

Balance as of January 1, 2020	612,587
Additions	3,682
Adjust to present value	(1,112)
Monetary variations	191,638
Payments	(74,931)
Balance as of December 31, 2020	731,864
Additions	65,269
Adjustment to present value	78,203
Monetary variations	117,053
Payments	(88,430)
Balance as of December 31, 2021	903,959

Nominal value and present value of accounts payable related to concession

27.3	Nominal value and present value of accounts payable related to concession

	Nominal value	Present value
2022	109,102	104,963
2023	109,102	93,198
2024	109,102	84,128
2025	108,347	75,371
After 2025	1,606,471	546,299
	2,042,124	903,959